Our people - Staffing Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees [abstract]
Wages and salaries	£ 5,878.8	£ 5,721.0	£ 4,797.2
Cash-based incentive plans	232.9	292.6	455.2
Share-based incentive plans (note 22)	140.1	122.0	99.6
Social security costs	715.1	689.4	630.1
Pension costs (note 23)	213.1	204.8	177.7
Severance	78.2	44.2	41.8
Other staff costs	879.4	1,091.8	965.1
Staffing costs	£ 8,137.6	£ 8,165.8	£ 7,166.7